Schedule H, Line 4i – Schedule of Assets (Held At End of Year) (Details) - EBP 003	12 Months Ended
Dec. 31, 2025 USD ($) shares
EBP, Schedule of Asset Held for Investment [Line Items]
Entity tax identification number	34-1919973
Plan number	003
Participant loans	$ 7,487,952
EBP, Asset Held for Investment	$ 501,448,734
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loan interest rate	0.14%
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loan interest rate	6.75%
Mutual Funds
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 168,338,513
Money Market Funds
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	31,679,228
Common/Collective Trusts:
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 274,052,076
Investment, Identifier [Axis]: Common/Collective Trusts | Fidelity Blue Chip Growth Commingled Pool
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares | shares	1,203,644
Current Value	$ 71,821,456
Investment, Identifier [Axis]: Common/Collective Trusts | Fidelity Freedom Blend 2010 Q
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares | shares	16,864
Current Value	$ 391,573
Investment, Identifier [Axis]: Common/Collective Trusts | Fidelity Freedom Blend 2015 Q
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares | shares	60,965
Current Value	$ 1,526,565
Investment, Identifier [Axis]: Common/Collective Trusts | Fidelity Freedom Blend 2020 Q
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares | shares	418,751
Current Value	$ 10,929,408
Investment, Identifier [Axis]: Common/Collective Trusts | Fidelity Freedom Blend 2025 Q
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares | shares	751,236
Current Value	$ 21,515,387
Investment, Identifier [Axis]: Common/Collective Trusts | Fidelity Freedom Blend 2030 Q
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares | shares	1,199,700
Current Value	$ 36,242,926
Investment, Identifier [Axis]: Common/Collective Trusts | Fidelity Freedom Blend 2035 Q
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares | shares	974,879
Current Value	$ 33,418,838
Investment, Identifier [Axis]: Common/Collective Trusts | Fidelity Freedom Blend 2040 Q
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares | shares	674,161
Current Value	$ 24,775,401
Investment, Identifier [Axis]: Common/Collective Trusts | Fidelity Freedom Blend 2045 Q
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares | shares	656,420
Current Value	$ 24,852,065
Investment, Identifier [Axis]: Common/Collective Trusts | Fidelity Freedom Blend 2050 Q
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares | shares	437,759
Current Value	$ 16,345,914
Investment, Identifier [Axis]: Common/Collective Trusts | Fidelity Freedom Blend 2055 Q
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares | shares	398,250
Current Value	$ 15,949,930
Investment, Identifier [Axis]: Common/Collective Trusts | Fidelity Freedom Blend 2060 Q
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares | shares	392,508
Current Value	$ 10,530,992
Investment, Identifier [Axis]: Common/Collective Trusts | Fidelity Freedom Blend 2065 Q
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares | shares	219,951
Current Value	$ 4,669,556
Investment, Identifier [Axis]: Common/Collective Trusts | Fidelity Freedom Blend INC Q
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 1,082,065
Investment, Identifier [Axis]: Common/Collective Trusts | Fidelity Freedom Blend RET Q
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares | shares	58,427
Investment, Identifier [Axis]: Materion Corporation Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares | shares	159,998
Current Value	$ 19,890,965
Investment, Identifier [Axis]: Money Market Funds | Fidelity Cash Reserves Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares | shares	6,833
Current Value	$ 6,833
Investment, Identifier [Axis]: Money Market Funds | Fidelity Government Money Market Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares | shares	31,672,395
Current Value	$ 31,672,395
Investment, Identifier [Axis]: Mutual Funds | DFA U.S. Large Cap Value Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares | shares	227,166
Current Value	$ 12,791,724
Investment, Identifier [Axis]: Mutual Funds | Dodge & Cox International Stock Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares | shares	494,039
Current Value	$ 8,131,890
Investment, Identifier [Axis]: Mutual Funds | Fidelity Diversified International Fund K
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares | shares	239,013
Current Value	$ 11,596,900
Investment, Identifier [Axis]: Mutual Funds | Fidelity Spartan 500 Index
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares | shares	242,980
Current Value	$ 57,761,257
Investment, Identifier [Axis]: Mutual Funds | Fidelity Total International Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares | shares	102,428
Current Value	$ 1,774,049
Investment, Identifier [Axis]: Mutual Funds | Fidelity U.S. Bond Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares | shares	329,225
Current Value	$ 3,476,620
Investment, Identifier [Axis]: Mutual Funds | Harbor Small Cap Growth Fund Retirement
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares | shares	448,475
Current Value	$ 6,973,782
Investment, Identifier [Axis]: Mutual Funds | Harbor Small Cap Value Institutional Class
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares | shares	85,742
Current Value	$ 3,662,059
Investment, Identifier [Axis]: Mutual Funds | PIM Divers Inc. Inst.
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares | shares	554,068
Current Value	$ 5,585,003
Investment, Identifier [Axis]: Mutual Funds | Prudential Global Real Estate Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares | shares	50,859
Current Value	$ 1,044,130
Investment, Identifier [Axis]: Mutual Funds | Prudential Total Return Bond Q
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares | shares	1,250,615
Current Value	$ 15,232,496
Investment, Identifier [Axis]: Mutual Funds | Vanguard Balanced Index Fund Institutional
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares | shares	270,187
Current Value	$ 13,998,412
Investment, Identifier [Axis]: Mutual Funds | Vanguard Inflation-Protected Securities Fund Institutional
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares | shares	358,943
Current Value	$ 3,359,708
Investment, Identifier [Axis]: Mutual Funds | Vanguard Mid-Cap Index Fund Institutional
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares | shares	233,240
Current Value	$ 18,514,602
Investment, Identifier [Axis]: Mutual Funds: | DFA Emerging Markets
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares | shares	119,469
Current Value	$ 4,435,881